UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06416

Exact name of registrant as specified in charter:	DTF Tax-Free Income Inc.

Address of principal executive offices:	55 East Monroe Street, Suite 3600, Chicago, IL 60603

Name and address of agent for service:	Prudential Investments LLC Mr. Jonathan Shain, Esq. Gateway Center Three, 4th Floor 100 Mulberry Street, Newark, NJ 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	10/31/2004

Date of reporting period:	7/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

DTF TAX FREE INCOME INC.

PORTFOLIO OF INVESTMENTS

7/31/04 Moody’s Rating	(Unaudited) Prinicipal Amount (000)		Description (a)	Value
			LONG-TERM INVESTMENTS—143.8%
			Alabama—5.4%
			Jefferson Cnty. Swr. Rev.
			Capital Impvt.
Aaa	$3,000	(b)	5.125%, 2/1/29, Ser. A
			Prerefunded 2/1/09 @ $101	$3,283,980
Aaa	2,100	(b)	5.00%, 2/1/33, Ser. A, F.G.I.C.
			Prerefunded 2/1/09 @ $101	2,287,824
Aaa	1,900	(b)	5.00%, 2/1/33, Ser. A, F.G.I.C.	2,080,025

				7,651,829

			California—23.8%
			Burbank Elec. Rev.,
Aaa	1,380		5.375%, 6/1/18
			M.B.I.A	1,494,374
			Foothill/Eastern Trans. Corr.
			Agency Toll Road Rev.,
Aaa	5,640	(b)	6.00%, 1/1/34, Ser. A
			Prerefunded 1/1/07 @$100	6,163,110
			Fresno Swr. Rev.,
Aaa	3,030		6.00%, 9/1/09, A.M.B.A.C.	3,459,715
Aaa	2,000		6.25%, 9/1/14, A.M.B.A.C	2,391,160
			Los Angeles Wtr. & Pwr. Rev.,
Aaa	1,000		5.25%, 7/1/21
			Ser. A, F.S.A.	1,055,260
Aaa	1,000		5.375%, 7/1/21
			Ser. A, M.B.I.A.	1,066,060
			Pomona Sngl. Fam. Mtge. Rev.,
Aaa	2,310		7.375%, 8/1/10
			Escrowed to maturity	2,605,149
			Riverside Cnty. Sngl. Fam. Rev.,
			Mtge. Backed
Aaa	2,500		7.80%, 5/1/21, Ser. A
			Escrowed to maturity	3,356,350
			San Bernardino Cnty. Residential
			Mtge. Rev.,
Aaa	7,840		9.60%, 9/1/15
			Escrowed to maturity	11,692,184
			Saratoga Union Sch. Dist., Gen.Oblig.
Aaa	1,040		Zero Coupon, 9/1/20, Ser. A
			F.G.I.C.	462,602

				33,745,964

			Colorado
			Colorado Hsg.& Fin. Auth.,
			Sngl. Fam. Prog.Rev.,
Aa2	30		8.00%, 6/1/25	30,366

			Connecticut—4.7%
			Connecticut St. Airport Rev.,
Aaa	925	(b)	7.65%, 10/1/12
			Prerefunded 10/1/04 @$100	934,870
Aaa	2,075	(b)	7.65%, 10/1/12
			Prerefunded 10/1/04 @$100	2,097,140
			Mashantucket Western Pequot Tribe
			Spl. Rev.
Baa3	3,500		5.75%, 9/1/18, Ser. B	3,641,925

				6,673,935

			Florida—8.1%
			Dade Cnty. Wtr. & Swr. Sys. Rev.,
Aaa	3,000		5.25%, 10/1/26, F.G.I.C.	3,065,070

Rating	Amount (000)		Description (a)	Value
			Florida Mun. Ln. Council Rev.
			North Miami Beach Wtr. Proj. Ser. B
Aaa	2,210		5.375%, 8/1/20
			M.B.I.A.	$2,391,397
			Sarasota Cnty. Utli. Rev.,
Aaa	1,000		5.25%, 10/1/16, Ser. C
			F.G.I.C.	1,081,980
			St. Petersburg Public Util. Rev.
Aaa	5,000		5.00%, 10/1/28, Ser. A
			F.S.A.	5,018,100

				11,556,547

			Georgia—16.1%
			Atlanta Wtr. & Wastewater Rev.,
			Ser. A
Aaa	2,385		5.00%, 11/1/29, F.G.I.C	2,388,887
Aaa	715		5.00%, 11/1/38, F.G.I.C.	711,461
Aaa	2,615	(b)	5.00%, 11/1/29, F.G.I.C.
			Prerefunded 5/1/09 @ $101	2,871,662
Aaa	785	(b)	5.00%, 11/1/38, F.G.I.C.
			Prerefunded 5/1/09 @ $101	862,048
			De Kalb Cnty. Wtr. & Swr. Rev.,
Aa2	4,000		5.00%, 10/1/24	4,046,280
			Fulton Cnty. Sch. Dist. Gen. Oblig.
Aa2	2,000		5.375%, 1/1/16	2,234,480
			Georgia Mun. Elec. Auth. Pwr. Rev.
			Ser. Y
Aaa	145		6.40%, 1/1/13
			A.M.B.A.C. Escrowed to Maturity	170,155
Aaa	2,470		6.40%, 1/1/13
			A.M.B.A.C.	2,872,610
			Georgia Mun. Elec. Auth. Rev.,
			Ser. X,
Aaa	5,500		6.50%, 1/1/20, A.M.B.A.C.	6,601,705

				22,759,288

			Idaho—1.8%
			Idaho Hsg. Agcy.,
			Sngl. Fam. Mtge. Sr., Ser. B
Aa1	1,565		6.65%, 7/1/14	1,589,148
Aaa	893		6.60%, 7/1/27, F.H.A.	914,557

				2,503,705

			Illinois—4.0%
			Chicago Gen. Oblig.,
Aaa	4,000		6.25%, 1/1/11, A.M.B.A.C.	4,612,520
			Lake Cnty. Wtr. & Swr. Sys. Rev.
			Ser. A
Aaa	1,000		5.50%, 12/1/10
			A.M.B.A.C.	1,117,420

				5,729,940

			Indiana—5.6%
			Indiana Mun. Pwr. Agcy., Pwr.
			Supply Sys. Rev.,
Aaa	5,000		6.00%, 1/1/13, Ser. B
			M.B.I.A.	5,766,600
			Indianapolis Local Pub. Impvt.
			Bond Bank Waterworks Proj., Ser. A
Aaa	2,100		5.25%, 7/1/33
			M.B.I.A.	2,144,919

				7,911,519

			Kentucky—1.4%
			Louisville & Jefferson Cnty. Met.
			Swr. District
			Swr. & Drain Sys. Rev.,

Rating	Amount (000)		Description (a)	Value
Aaa	2,000		5.00%, 5/15/30, Ser. A, F.G.I.C.	$2,003,840

			Louisiana—0.9%
			St. Charles Parish Solid Waste
			Disp. Rev.,
			(Louisiana Pwr. & Lt. Co.),
Aaa	1,250		7.00%, 12/1/22, F.S.A.
			F.S.A.	1,267,587
			Massachusetts—8.6%
			Boston Wtr. & Swr. Commission Rev.
			Ser. D
Aaa	2,000		5.00%, 11/1/28, F.G.I.C.
			F.G.I.C.	2,001,300
			Massachusetts St. Tpk. Auth.,
			Metropolitan Highway Sys. Rev.,
Aaa	2,355		5.125%, 1/1/23, Ser. B, M.B.I.A.	2,412,933
			Massachusetts St. Tpk. Auth.,
			Metropolitan Highway, Sys. Rev.,
Aaa	2,500		4.75%, 1/1/34, Ser. A, A.M.B.A.C.	2,385,625
			Massachusetts St., Wtr. Res. Auth.,
			Ser. A
Aaa	5,330	(b)	7.00%, 8/1/13, M.B.I.A.
			Prerefunded 8/1/04 @ $101 1/2	5,410,803

				12,210,661

			Michigan—2.9%
			Detroit Wtr. Supply Sys. Rev.,
			Sr. Lien
Aaa	2,000		5.50%, 7/1/24, Ser. A, F.G.I.C.	2,111,620
Aaa	2,000		5.00%, 7/1/30, Ser. A, F.G.I.C.	1,991,280

				4,102,900

			Mississipi—1.3%
			Gulf Coast Reg. Wastewater Auth.
			Rev.,
			Wastewater Treatment Facs.,
AAA*	1,500	(b)	7.00%, 7/1/12, Escrowed to maturity	1,786,845

			Nebraska—4.8%
			Lincoln San Swr. Rev.
Aaa	1,000		5.00%, 6/15/16
			M.B.I.A.	1,065,580
			Omaha Pub. Pwr. Dist., Elec. Rev.,
			Ser. B
Aa2	2,500		6.15%, 2/1/12
			Escrowed to maturity	2,868,750
Aa2	2,500		6.20%, 2/1/17
			Escrowed to maturity	2,940,975

				6,875,305

			New Jersey—1.5%
			New Jersey St. Gen. Oblig., Ser. H,
Aa3	2,000		5.25%, 7/1/17	2,201,380

			New York—15.2%
			Long Island Pwr. Auth. Elec. Sys.
			Rev.,
Aaa	4,000		5.25%, 12/1/26, Ser. A,
			M.B.I.A.	4,088,360
			Met. Trans. Auth. Rev.,
Aaa	1,000		5.25%, 11/15/31, Ser. A, F.G.I.C.	1,022,850
			New York City Mun. Wtr. Fin. Auth.
			Wtr & Swr. Sys. Rev.,
Aaa	5,000		5.00%, 6/15/29, Ser. B, F.S.A.	5,007,250
			New York St Envir. Fac. Corp.
			Poll. Ctrl. Rev., Ser. D,
Aaa	2,485	(b)	6.90%, 11/15/15
			Prerefunded 11/15/04 @$102	2,574,858

Rating	Amount (000)		Description (a)	Value
Aaa	2,315	(b)	6.90%, 11/15/15
			Prerefunded 11/15/04 @$102	$2,398,710
Aaa	200		6.90%, 11/15/15	206,832
			New York St. Dorm. Auth. Rev.,
			Comsewogue Pub. Lib. Insd.,
Aaa	2,020		6.00%, 7/1/15, M.B.I.A.	2,132,110
			New York St. Energy Research &
			Dev. Auth. Facs. Rev.,
			(Con Edison Co. of NY),
A1	4,000		7.125%, 12/1/29	4,144,000

				21,574,970

			Ohio—2.0%
			Ohio St. Wtr. Dev. Auth. Rev.,
			Ser. B,
Aaa	2,445		5.50%, 6/1/20
			F.S.A.	2,773,266

			South Carolina—1.9%
			Berkeley Cnty. Wtr. & Swr. Rev.,
Aaa	1,000		5.25%, 6/1/16, M.B.I.A.	1,087,560
			Spartanburg Waterworks Rev.,
			Jr. Lien., F.G.I.C.
Aaa	1,500		5.25%, 6/1/28	1,549,950

				2,637,510

			Tennessee—2.0%
			Tennessee Hsg. Dev. Agcy.,
			Mtge. Fin.,
Aaa	2,685		6.15%, 7/1/15, Ser. B,
			M.B.I.A.	2,775,404

			Texas—16.7%
			Bexar Met. Wtr. Dist. Waterworks
			Sys. Rev.,
Aaa	2,500		5.00%, 5/1/25
			M.B.I.A.	2,515,950
			Coastal Wtr. Auth. Contract Rev.,
			City Of Houston Proj.,
Aaa	4,000		5.00%, 12/15/25
			F.S.A.	4,024,120
			El Paso Wtr. & Swr. Rev.,
			Ser. A
Aaa	1,555		5.50%, 3/1/12
			F.S.A.	1,740,791
			Harris Cnty.
			Toll Road Sub. Lien., G.O.
Aa1	1,650		7.00%, 8/15/10, Ser. A	1,969,737
			Houston Wtr. & Swr. Sys. Rev.,
Aaa	3,500	(b)	Ser. A., 5.00%, 12/1/28	3,818,465
			Prerefunded 12/1/09 @$100
Aaa	1,500	(b)	Ser. B, 5.25%, 12/1/23	1,662,870
			Prerefunded 12/1/10 @$100
			Lower Colorado River Auth. Rev.,
			Jr. Lien-Fifth Suppl.,
Aaa	1,600	(b)	5.25%, 1/1/15, Escrowed to maturity	1,766,128
			Refunding & Impvmnt.,
Aaa	2,000		5.00%, 5/15/31
			F.S.A.	1,985,260
			San Antonio Elec. & Gas Rev.,
Aa1	4,000		5.00%, 2/1/18, Ser. A	4,143,280

				23,626,601

			Virginia—2.8%
			Henrico Cnty. Wtr & Swr. Rev.,
Aa2	3,985		5.00%, 5/1/28	4,008,073

			Washington—7.1%
			Conservation & Renewable Energy

Rating	Amount (000)		Description (a)		Value
			Sys., Cons. Proj. Rev.,
Aaa	2,600	(b)	6.875%, 10/1/11		$2,676,310
			Prerefunded 10/1/04 @$102
			Energy Northwest Wind Proj. Rev.,
Aaa	1,170		5.00%, 7/1/19, A.M.B.A.C.		1,206,995
			King Cnty. Swr. Rev.,
Aaa	2,500		5.00%, 1/1/31
			F.G.I.C.		2,485,375
			Washington St. Pub. Pwr. Supply,
			Nuclear Proj. No 2 Rev.,Water
			Systems Rev.,
			Ser. A
Aaa	2,400		6.00%, 7/1/07		2,632,896
			Seattle Wtr. Sys. Dev.,
Aaa	1,000		5.00%, 9/1/18, M.B.I.A.		1,046,030

					10,047,606

			Wisconsin—1.5%
			Milwaukee Met. Swr. Dist., Gen. Oblig.
			Ser. D
Aa1	2,000		5.25%, 10/1/18		2,150,460

			Wyoming—3.2%
			Wyoming St. Farm Loan Brd. Cap.
			Facs. Rev.,
AA-*	4,000		5.75%, 10/1/20		4,573,760

			Total long-term investments
			(cost $185,115,545)		203,179,261

	Shares
			SHORT-TERM INVESTMENT—0.7%

			Goldman Sachs Tax Exempt
			Money Market Fund,
NR	998,293		(cost $998,293)		998,293

			Total Investments—144.0%
			(cost $186,113,838)		204,177,554
			Other assets in excess of
			liabilities—1.8%		2,583,920
	Liquidation Value of Remarketed Preferred Stock-			(45.8)%	(65,000,000)

	Net Assets Applicable to Common Stock —			100%	$141,761,474

	Net Asset Value per Common Share ($141,761,474 / 8,507,456)				$16.66

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C. —American Municipal Bond Assurance Corporation.

F.G.I.C. —Financial Guarantee Insurance Company.

F.H.A.—Federal Housing Authority.

F.S.A.—Financial Security Assurance Inc.

M.B.I.A. —Municipal Bond Insurance Association.

(b)	Prerefunded issues are secured by escrowed cash and/or direct

U.S. guaranteed obligations.

*	Standard & Poor’s rating.

NR - Not Rated by Moody’s or Standard & Poor’s.

Significant Accounting Policies

Securities Valuation: The Fund values its fixed income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established by the Board of Directors of the Fund. The relative liquidity of some securities in the Fund’s portfolio may adversely affect the ability of the Fund to accurately value such securities. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.

Debt securities having a remaining maturity of 60 days or less when purchased and debt securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts, which approximates market value.

The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of July 31, 2004 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$185,718,500	$18,976,761	$517,707	$18,459,054

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls or in other factors that could significantly affect the Trust’s internal controls subsequent to the date of their evaluation.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DTF Tax-Free Income Inc.

By:	/s/ Nathan I. Partain
Nathan I. Partain,
Principal Executive Officer of DTF Tax-Free Income Inc.

Date: September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan I. Partain
Nathan I. Partain,
Principal Executive Officer of DTF Tax-Free Income Inc..

Date: September 28, 2004

By:	/s/ Alan M. Meder
Alan M. Meder,
Treasurer & Principal Financial and Accounting Officer of DTF Tax-Free Income Inc.

Date: September 28, 2004